August 17 , 1998

Dear Shareholder,

Following a period of weakness for the South African stock market during the first six months under review, when the JSE Actuaries All Share Index, the benchmark for the Fund, fell by 16.4%, the second six month period realized a 9.2% gain to record an 8.7% decline for the full period. However, this 8.7% decline was in rand terms; in U.S. dollar terms the decline was 30.4%, reflecting the 24.0% decline in the rand/dollar exchange rate over the period.

The OMEGA Fund realized a negative total return of 23.5% in U.S. terms for the past financial year which compares with a negative U.S. dollar total return of 28.7% for the benchmark All Share Index.

It is not pleasing to have to report a negative total return on the OMEGA Fund over the year. However I do draw encouragement from the fact that the Fund has again outperformed its benchmark - for the current year by a significant 5.2 percentage points.

Once again it was the weakness in the South African rand which was the primary cause of the poor performance of the South African stock market in U.S. dollar terms. In my last annual report to shareholders I cautioned that currency uncertainty was likely in the short term; however a decline of the magnitude experienced was not envisaged. While over the long term depreciation of the rand compared to the U.S. dollar must continue to be expected as South African inflation rates remain above U.S. levels, at current levels the rand does appear oversold.

In presenting the annual report of the OMEGA South Africa Fund for the financial year ended June 30, 1998, I must unfortunately advise shareholders that the trustees of the OMEGA Fund have taken a decision to terminate the Fund. This was not a decision taken lightly but only after a very full consideration of the circumstances of the Fund and in particular the lack of demand for the Fund from U.S. investors. I will be writing to shareholders advising on the procedure for terminating the Fund and the options available.

Again, I should like to thank you for the support and confidence you have shown in the past by your investment in the OMEGA South Africa Fund.


M.J. LEVETT
PRESIDENT

THE SOUTH AFRICAN ECONOMY

The economic upturn which commenced in mid 1993 has slowed markedly over the past twelve months under the combined pressure of very high real interest rates, continued fiscal restraint, and weak global commodity demand. This slowdown was widely expected and was generally accepted as a necessary cooling of the economy as the monetary authorities sought to maintain the downward pressure on inflation, rebuild the country's weak foreign exchange reserves, and maintain the value of the rand.

[GRAPH]

                  GDP GROWTH
                 YEAR-ON-YEAR

            Q1        Q2        Q3        Q4
1990     (0.0275)  (0.5415)  (0.7049)   0.0062
1991     (0.8687)  (1.0107)  (0.9658)  (1.2279)
1992     (1.1092)  (1.5205)  (2.7083)  (3.4387)
1993     (2.1378)  (0.2672)   2.7284    4.9515
1994      3.5072    2.8466    2.1559    2.5120
1995      3.8021    3.7865    3.4256    2.4762
1996      2.8485    3.2794    3.3974    3.4367
1997      2.4548    2.1110    1.3800    0.7819
1998      1.0267
1999


Unfortunately, however, South Africa has recently been drawn into the broader economic turmoil which has been affecting most emerging markets, with the rand coming under mounting pressure on foreign exchange markets. As the graph illustrates, the rand has a history of depreciation against the U.S. dollar, largely reflecting inflation rate differentials; however the recent sharp weakness would appear to owe more to speculative pressures than to any change in the economic fundamentals. If history provides us with any insight it would suggest that the current period of weakness could be followed by a period of relative strength.

[GRAPH]

                          RAND EXCHANGE RATE


                                                                 R/$ Exchange Rate
       January    February   March      April     May      June       July     August    September   October    November   December
1984    0.8000    0.8100     0.8200    0.8000    0.7800    0.7700    0.6700    0.6400     0.5000      0.5700     0.5500     0.5500
1985*   0.4600    0.5100     0.5000    0.5200    0.5000    0.5100    0.5100    0.4300     0.4000      0.3900     0.3800     0.5700
1986    0.4300    0.4800     0.4900    0.4900    0.4000    0.4000    0.3900    0.3900     0.4900      0.4500     0.4400     0.4500
1987    0.4800    0.4800     0.4800    0.4950    0.4970    0.4930    0.4840    0.4800     0.4080      0.4550     0.5040     0.5100
1988    0.5050    0.4640     0.4670    0.4880    0.4510    0.4380    0.4150    0.4070     0.4060      0.4050     0.4190     0.4260
1989    0.4180    0.4060     0.3930    0.3820    0.3750    0.3600    0.3710    0.3640     0.3580      0.3710     0.3800     0.3880
1990    0.3800    0.3800     0.3820    0.3760    0.3760    0.3740    0.3780    0.3870     0.3880      0.2820     0.3840     0.3800
1991*   0.3800    0.3820     0.3760    0.3640    0.3568    0.3460    0.3450    0.3480     0.3510      0.3520     0.3550     0.3810
1992    0.3500    0.3500     0.3450    0.3480    0.3490    0.3550    0.3010    0.3600     0.3550      0.3450     0.3330     0.3320
1993    0.3240    0.3790     0.3140    0.3140    0.3140    0.3070    0.2970    0.2850     0.2920      0.2930     0.2980     0.2950
1994    0.2800    0.2070     0.2890    0.2780    0.2730    0.2780    0.2710    0.2778     0.2788      0.2814     0.2022     0.2813
1995    0.2822    0.2800     0.2770    0.2766    0.2726    0.2725    0.2700    0.2700     0.2700      0.2700     0.2800     0.2700
1996*   0.2800    0.2700     0.2635    0.2362    0.2274    0.2288    0.2287    0.2207     0.2214      0.2182     0.2148     0.2130
1997    .21500    0.2238     0.2251    0.2246    0.2236    0.2218    0.2180    0.2134     0.2128      0.2117     0.2063     0.2052
1998    0.2025    0.2023     0.2007    0.1980    0.1804    0.1862    0.1583

                                                              Purchasing Power Parity
       January    February   March      April     May      June       July     August    September   October    November   December
1984    0.8238    0.9138     0.8163    0.8111    0.8031    0.7955    0.7855    0.7811     0.7689      0.7568     0.7487     0.7422
1985*   0.7283    0.7080     0.7017    0.0986    0.0869    0.8793    0.8724    0.8811     0.8494      0.8449     0.8207     0.6116
1986    0.5961    0.5798     0.5718    0.5818    0.5538    0.5517    0.5419    0.5305     0.5271      0.8184     0.5102     0.5061
1987    0.9069    0.5020     0.4972    0.4949    0.4981    0.4940    0.4837    0.4897     0.4839      0.4796     0.4779     0.4748
1988    0.4719    0.4837     0.4802    0.4588    0.4543    0.4537    0.4530    0.4482     0.4451      0.4404     0.4360     0.4938
1989    0.4341    0.4286     0.4240    0.4198    0.4164    0.4145    0.4100    0.4823     0.4017      0.3984     0.3948     0.3927
1990    0.3804    0.3905     0.3882    0.3822    0.5791    0.3770    0.3770    0.3795     0.3808      0.3819     0.3072     0.3828
1991*   0.3582    0.3513     0.3507    0.3482    0.3068    0.3450    0.3413    0.3388     0.3353      0.3312     0.3298     0.3272
1992    0.3258    0.3258     0.3249    0.3211    0.3207    0.3200    0.3160    0.3196     0.3120      0.3116     0.3108     0.3035
1993    0.3098    0.3071     0.3057    0.3053    0.3084    0.3047    0.3018    0.2988     0.2984      0.2984     0.2958     0.2938
1994    0.2026    0.2911     0.2919    0.2884    0.2846    0.2024    0.2782    0.2766     0.2747      0.2720     0.2740     0.2727
1995    0.2708    0.2676     0.2673    0.2643    0.2624    0.2611    0.2804    0.2809     0.2600      0.2560     0.2585     0.2580
1996*   0.2580    0.2570     0.2555    0.2674    0.2536    0.2528    0.2507    0.2489     0.2488      0.2454     0.2455     0.2438
1997    0.2421    0.2402     0.2398    0.2384    0.2348    0.2349    0.2341    0.2348     0.2342      0.2337     0.2328     0.2316
1998    0.2303    0.2307     0.2900    0.2289    0.2272    0.2266


The major economic downside to the present currency weakness is the upward pressure it is placing on interest rates and the impact this will have on the economic growth cycle. Until recently we believed that, following a 30 month period of rising interest rates, rates had peaked and a period of falling rates had commenced.


[GRAPH]

                      INTEREST RATES AND INFLATION

               BANK RATE   INFLATION
19900131       18.0000      55.2160
19900228       18.0000      55.5686
19900331       18.0000      56.5064
19900430       18.0000      57.0340
19900531       18.0000      57.6202
19900630       18.0000      58.0305
19900731       18.0000      58.4408
19900831       18.0000      59.3787
19900930       18.0000      60.3165
19901031       18.0000      60.7268
19901130       18.0000      62.0164
19901231       18.0000      62.4267
19910131       18.0000      63.1301
19910228       18.0000      63.8921
19910331       17.0000      64.4783
19910430       17.0000      65.3576
19910531       17.0000      66.3540
19910630       17.0000      66.8230
19910731       17.0000      67.7022
19910831       17.0000      68.6401
19910930       17.0000      69.5780
19911031       17.0000      70.9261
19911130       17.0000      71.6295
19911231       17.0000      72.5674
19920131       17.0000      73.5284
19920229       17.0000      73.8742
19920331       16.0000      74.6190
19920430       16.0000      75.5568
19920531       16.0000      76.1430
19920630       15.0000      76.2050
19920731       15.0000      77.6084
19920831       15.0000      78.4281
19920930       15.0000      78.9566
19921031       15.0000      79.2497
19921130       14.0000      79.5428
19921231       14.0000      79.5428
19930131       14.0000      80.4220
19930228       13.0000      80.6565
19930331       13.0000      81.8288
19930430       13.0000      83.8804
19930531       13.0000      84.2321
19930630       13.0000      84.5838
19930731       13.0000      85.2872
19930831       13.0000      86.6975
19930930       13.0000      86.1079
19931031       12.0000      86.6840
19931130       12.0000      86.8600
19931231       12.0000      87.1045
19940131       12.0000      88.3939
19940228       12.0000      88.6284
19940331       12.0000      89.2148
19940430       12.0000      89.8007
19940531       12.0000      90.3283
19940630       12.0000      90.9144
19940731       12.0000      92.3212
19940831       12.0000      93.7280
19940930       13.0000      94.8417
19941031       13.0000      95.1934
19941130       13.0000      95.4279
19941231       13.0000      95.7210
19950131       13.0000      96.8933
19950228       14.0000      97.3823
19950331       14.0000      98.3587
19950430       14.0000      99.7089
19950531       14.0000     100.0566
19950630       15.0000     100.0000
19950731       15.0000     100.5862
19950831       15.0000     100.7620
19950930       15.0000     100.8703
19951031       15.0000     101.2310
19951130       15.0000     101.5240
19951231       15.0000     102.2660
19960131       15.0000     103.5750
19960229       15.0000     103.6928
19960331       15.0000     104.5727
19960430       16.0000     105.2109
19960531       16.0000     105.8203
19960630       16.0000     106.8581
19960731       16.0000     107.7374
19960831       16.0000     108.3296
19960930       16.0000     109.3787
19961031       16.0000     110.4338
19961130       17.0000     110.8441
19961231       17.0000     111.8002
19970131       17.0000     113.3000
19970228       17.0000     113.9000
19970331       17.0000     114.8000
19970430       17.0000     116.0000
19970531       17.0000     118.0000
19970630       17.0000     116.3000
19970731       17.0000     117.5000
19970831       17.0000     117.7000
19970930       17.0000     118.2000
19971031       16.0000     118.7000
19971130       16.0000     118.3000
19971231       16.0000     118.7000
19980131       16.0000     119.7000
19980228       16.0000     120.0000
19980331       15.0000     120.8000
19980430                   121.4000
19980531                   121.8000
19980630                   122.3000
19980731                   125.7000
19980831                   126.0000
19980930                   127.4000
19981031                   126.1000
19981130                   126.7000
19981231                   127.2000

               REPO RATE
19980309        15.000
19980310        15.000
19980311        15.000
19980312        15.000
19980313        15.000
19980314        15.000
19980315        15.000
19980316        15.000
19980317        15.000
19980318        15.000
19980319        15.000
19980320        15.000
19980321        15.000
19980322        15.000
19980323        15.000
19980324        15.000
19980325        15.000
19980326        15.000
19980327        15.000
19980328        15.000
19980329        15.000
19980330        15.000
19980331        15.000
19980401        15.000
19980402        15.000
19980403        14.983
19980404        14.983
19980405        14.983
19980406        14.986
19980407        14.988
19980408        14.990
19980409        14.954
19980410        14.954
19980411        14.954
19980412        14.954
19980413        14.954
19980414        14.921
19980415        14.897
19980416        14.853
19980417        14.853
19980418        14.853
19980419        14.853
19980420        14.884
19980421        14.919
19980422        14.879
19980423        14.879
19980424        14.879
19980425        14.879
19980426        14.879
19980427        14.879
19980428        14.913
19980429        14.927
19980430        14.927
19980501        14.927
19980502        14.927
19980503        14.927
19980504        14.927
19980505        14.895
19980506        14.873
19980507        14.846
19980508        14.795
19980509        14.795
19980510        14.795
19980511        14.785
19980512        14.798
19980513        14.830
19980514        14.986
19980515        15.001
19980516        15.001
19980517        15.001
19980518        15.150
19980519        15.255
19980520        15.500
19980521        15.655
19980522        15.799
19980523        15.799
19980524        15.799
19980525        16.094
19980526        18.000
19980527        18.000
19980528        18.000
19980529        18.000
19980530        18.000
19980531        18.000
19980601        18.000
19980602        18.000
19980603        18.000
19980604        17.500
19980605        17.500
19980606        17.500
19980607        17.500
19980608        17.500
19980609        17.500
19980610        17.500
19980611        17.500
19980612        17.000
19980613        17.000
19980614        17.000
19980615        17.000
19980616        17.000
19980617        17.000
19980618        17.000
19980619        20.377
19980620        20.377
19980621        20.377
19980622        23.985
19980623        20.456
19980624        18.710
19980625        17.345
19980626        18.311
19980627        18.311
19980628        18.311
19980629        20.078
19980630        20.209
19980701        20.527
19980702        20.382
19980703        20.578
19980704        20.578
19980705        20.578
19980706        21.118
19980707        21.145
19980708        21.154
19980709        21.171
19980710        21.207
19980711        21.207
19980712        21.207
19980713        21.232
19980714        21.250
19980715        21.275
19980716        21.278
19980717        21.284
19980718        21.284
19980719        21.284
19980720        21.292
19980721        21.304
19980722        21.316
19980723        21.318
19980724        21.319
19980725        21.319
19980726        21.319
19980727        21.322
19980728        21.325
19980729        21.330
19980730        21.337
19980731        21.346
19980801        21.346
19980802        21.346
19980803        21.347
19980804        21.349
19980805        21.351
19980806        21.353
19980807        21.355
19980808        21.355
19980809        21.355
19980810        21.355
19980811        21.358
19980812        21.362
19980813        21.363
19980814        21.364
19980815        21.364
19980816        21.364
19980817        21.366

Falling interest rates, together with the effect of two large demutualisations and the rebuilding of depleted inventories, were seen as a primary driver of a strengthening in GDP growth in 1999 and 2000. Some strengthening can still be expected but at a somewhat lower level, at least for 1998. We are currently forecasting growth of only 1.0% for calendar year 1998 but a more encouraging level of 2.5% and 3.5% for 1999 and 2000 respectively.

THE SOUTH AFRICAN
INVESTMENT MARKET

The weakness of the rand was once again the dominant feature of the investment markets during the 12 months to June 1998, falling 24.0% against the U.S. dollar during the period. The equity market also declined during this period in rand terms with the JSE Actuaries All Share Index losing 8.7%, leading to an effective decline of 30.4% for the Index in dollar terms.


[GRAPH]

                     JSE ACTUARIES ALL SHARE INDEX
                  INDEXED TO 100 FROM 1 JANUARY 1990

US Dollars                              Rands
19891231                   100          19891231                   100
19900131              112.3908          19900131              107.3253
19900228              100.5145          19900228               103.629
19900331              94.99262          19900331              109.4422
19900430              88.64709          19900430              101.8817
19900531              98.77636          19900531              107.1237
19900630              88.44531          19900630              103.3938
19900731              97.40793          19900731               105.914
19900831              93.95471          19900831              100.5712
19900930              84.58017          19900930               92.2043
19901031              85.29226          19901031              89.61694
19901130              89.41416          19901130              87.39919
19901231              96.27963          19901231              91.39785
19910131              91.83711          19910131               85.8871
19910228              103.8395          19910228              94.18683
19910331              104.9512          19910331              96.67339
19910430              107.6784          19910430              101.9153
19910531              113.9819          19910531              104.6707
19910630              118.7846          19910630              111.0887
19910731              128.5287          19910731              117.3051
19910831              123.6824          19910831              112.5336
19910930               125.252          19910930              110.7863
19911031              133.9517          19911031              118.4812
19911130              138.0774          19911130              119.0188
19911231              129.0407          19911231              115.5914
19920131                126.48          19920131              121.1358
19920229              112.0307          19920229              120.8669
19920331              121.6871          19920331              119.2876
19920430              119.7731          19920430              116.0618
19920531              128.6652          19920531              125.4032
19920630              115.0386          19920630              122.8159
19920731                106.03          19920731               115.289
19920831              99.20702          19920831               105.914
19920930                93.651          19920930              107.8965
19921031              81.79336          19921031              101.3777
19921130              78.67069          19921130              107.2581
19921231              79.99144          19921231              109.5094
19930131              87.87864          19930131              115.3562
19930228              89.94598          19930228              114.8522
19930331              93.59946          19930331              119.6227
19930430              97.49301          19930430              125.4364
19930531              103.0854          19930531              134.1562
19930630              103.4553          19930630              137.0273
19930731              111.0868          19930731              140.3449
19930831              101.3147          19930831               135.562
19930930               109.298          19930930              126.6933
19931031              110.8323          19931031              131.5938
19931130              111.6283          19931130              139.9285
19931231              136.0542          19931231              164.4149
19940131              128.6806          19940131              159.7633
19940228              122.4007          19940228              162.8274
19940331              119.9334          19940331              165.9642
19940430              138.2222          19940430              180.0782
19940531              135.3708          19940531              181.3206
19940630              135.5719          19940630                181.59
19940731              145.1454          19940731              189.9156
19940831              154.8154          19940831              196.0268
19940930              158.5691          19940930              190.7296
19941031               169.429          19941031              192.3377
19941130              166.8653          19941130              193.4228
19941231              171.8689          19941231              197.1409
19950131              147.0474          19950131              169.8294
19950228               157.029          19950228              172.9531
19950331              175.4948          19950331              177.4821
19950430               180.723          19950430              184.1083
19950531              177.3225          19950531               183.851
19950630              177.8281          19950630               182.146
19950731                179.22          19950731              182.7438
19950831               180.844          19950831              186.2694
19950930              184.9029          19950930              190.0958
19951031              189.3536          19951031              194.5275
19951130               194.469          19951130              200.6755
19951231              203.7777          19951231              209.2883
19960131              224.5083          19960131              230.8767
19960229              207.1576          19960229              225.3057
19960331              202.1658          19960331              226.7674
19960430              192.6353          19960430              234.4182
19960531               186.337          19960531              229.1158
19960630              189.4807          19960630              231.1398
19960731              174.9242          19960731               222.006
19960831              177.8774          19960831              224.7769
19960930              180.9184          19960930              231.1169
19961031              176.9029          19961031              234.3839
19961130              174.0495          19961130              225.6025
19961231              169.7287          19961231              223.7072
19970131              174.4516          19970131                224.33
19970228              190.4225          19970228              240.0932
19970331              191.3013          19970331              238.3991
19970430              191.3355          19970430              239.6005
19970531              187.4256          19970531              235.9451
19970630              195.3889          19970630              249.3273
19970731              193.8153          19970731              251.4958
19970831              185.8094          19970831              245.5301
19970930              182.2481          19970930               239.361
19971031              163.2061          19971031              221.4086
19971130              155.4526          19971130               212.576
19971231              152.0466          19971231               208.411
19980131              158.2261          19980131              220.1036
19980228              171.4284          19980228              238.4304
19980331              179.5564          19980331              254.6666
19980430               194.263          19980430              276.7291
19980531              176.4981          19980531              256.3697
19980630              136.4474          19980630              227.5405
19980731              136.5037          19980731              235.9014
19980831                                19980831              211.3895
19980930                                19980930
19981031                                19981031
19981130                                19981130
19981231                                19981231


The overall decline of 8.7% in the Index over the period masked a period of pronounced weakness from October - January when the Index fell 24.6% as the impact of the Asian crises spread to other emerging markets. This "collapse" was followed by a rapid turnaround, with the Index gaining 49.4% as investors reappraised the greater fundamental strengths of the South African market and expectations rose that interest rates had peaked and a cycle of falling interest rates was about to commence.

Throughout this period of great volatility it was encouraging to see that international investors continued to be net buyers of South African equities, indicating that selling pressures came from domestic investors and that international investors still viewed South Africa with some confidence.

[GRAPH]

              FOREIGN EQUITY INVESTOR CONFIDENCE IS STRONG
             QUARTERLY NET FOREIGN EQUITY TRANSACTION ($bn)

=================================
Date
---------------------------------
900330      -1.06857272
900629      -0.30121841
900928      -0.10754783
901231      -0.18365114
910329      -0.32623023
910628      -0.33839014
910930      -0.38875811
911231      -0.41660587
920331      -0.23048844
920630      -0.15968539
920930       0.06783339
921231       0.14011799
930331       0.34308041
930630       0.26912556
930930      -0.04451626
931231       0.28720711
940331       0.61006899
940630      -0.31913583
940930      -0.07315705
941230      -0.15090796
950331       0.23203610
950630       0.56194241
950929       0.32180837
951229       0.20864262
960329       0.59022551
960628       0.45629789
960930       0.31987806
961231      -0.11178457
970331       0.78444575
970630       1.81855210
970930       1.69168365
971231       1.35738944
980331       2.54585958
980630       2.38667264

This volatility in investor confidence is clearly reflected in the volatility of the price earnings ratio. From a low of 12.2 in January the p/e ratio rose to
18.2 in the following 14 weeks. The subsequent fall in the ratio to 14.5 at the end of June marked a reversal of sentiment as it became apparent that the pressures on the rand could force a period of higher interest rates and low corporate earnings growth.

[GRAPH]

                 HISTORICAL RATING OF THE SOUTH AFRICAN MARKET
                                 ALL SHARE INDEX


           EPSG             PE
        DEC END            IJR
                       100/AEY
                             6.80
                             8.62
                             6.99
                             5.85
                             8.70
                             8.70
                             8.33
                            10.53
                            12.82
                            12.35
            13%             12.66
            13%             13.51
            13%             13.33
            13%             12.99
1987        13%             14.49
            13%             14.71
            13%             14.49
            13%             11.24
                            10.31
                             9.62
                             8.40
                             8.00
            20%              8.77
            20%              8.40
            20%              8.47
            20%              8.70
1988        20%              9.01
            20%              8.13
            20%              8.70
            20%              9.09
                             8.93
                             8.77
                             9.52
                             9.80
            29%             10.42
            29%             10.53
            29%              9.52
            29%             10.10
1989        29%             10.20
            29%             10.00
            29%              9.90
            29%              9.80
                             9.90
                            10.31
                            10.99
                            10.42
             1%             10.87
             1%             10.00
             1%             10.53
             1%             10.00
1990         1%             10.42
             1%             10.00
             1%              9.17
             1%              9.01
                             8.93
                             9.26
                             8.77
                             9.71
           (7%)             10.31
           (7%)             11.11
           (7%)             11.36
           (7%)             12.05
1991       (7%)             12.82
           (7%)             12.35
           (7%)             12.05
           (7%)             13.16
                            12.99
                            12.50
                            13.16
                            13.16
           (6%)             13.16
           (6%)             12.82
           (6%)             13.89
           (6%)             13.51
1992       (6%)             12.66
           (6%)             12.05
           (6%)             12.35
           (6%)             11.63
                            12.35
                            12.66
                            13.33
                            13.33
             5%             14.08
             5%             14.71
             5%             15.63
             5%             15.87
1993         5%             16.39
             5%             15.38
             5%             14.29
             5%             14.49
                            15.38
                            18.18
                            17.86
                            17.54
            15%             18.18
            15%             19.23
            15%             19.23
            15%             18.87
1994        15%             19.61
            15%             19.61
            15%             19.23
            15%             19.23
                            18.52
                            18.87
                            16.39
                            16.13
            20%             16.67
            20%             17.24
            20%             16.67
            20%             16.39
1995        20%             16.39
            20%             15.87
            20%             15.87
            20%             16.39
                            16.39
                            16.67
                            18.52
                            17.54
            23%             16.95
            23%             17.86
            23%             17.24
            23%             16.95
1996        23%             16.13
            23%             15.63
            23%             15.87
            23%             15.87
                            14.71
                            14.71
                            14.49
                            15.38
             2%             15.15
             2%             15.15
             2%             14.71
             2%             14.93
1997         2%             15.38
             2%             14.71
             2%             14.71
             2%             13.51
                            13.70
                            13.51
                            14.29
                            15.38
            10%             16.67
            10%             18.18
            10%             16.67          16.67
            10%                            16.43
1998        10%                            16.18
            10%                            15.94
            10%                            15.70
            10%                            15.46
                                           15.22
                                           14.98
                                           14.73
                                           14.49
            22%                            14.25
            22%                            14.01
            22%                            13.77
            22%                            13.54
1999        22%                            13.32
            22%                            13.09
            22%                            12.86
            22%                            12.64
                                           12.41
                                           12.19
                                           11.96
                                           11.74
            25%                            11.51
            25%                            11.28
            25%                            11.06
            25%                            10.88
2000        25%                            10.70
            25%                            10.53
            25%                            10.35
            25%                            10.17
                                           10.00
                                            9.82
                                            9.64
                                            9.47
            21%                             9.29
            21%                             9.11
            21%                             8.94
            21%
2001        21%

The outlook for corporate profit growth is therefore less sanguine than earlier in the year, when earnings per share growth for the All Share Index was widely forecast to be 20% plus. Our current estimate is for earnings per share growth in the region of 18% for the 12 months to June, 1999, but with good prospects for faster growth over the following 12 months. With the Index currently at 6800 it is on a trailing p/e of 14.6x; and our 12 month forecast implies a 12 month forward p/e of 12.4x.

OLD MUTUAL ASSET MANAGERS
(BERMUDA) LIMITED

OMEGA SOUTH AFRICA FUND
INVESTMENT SUMMARY AS AT JUNE 30, 1998

----------------------------------------------------------------------------------------------------
Historical Information                                    TOTAL RETURN (%)
                                     NET ASSET VALUE (1)                        INDEX (2)(3)
                              CUMULATIVE             AVERAGE          CUMULATIVE             AVERAGE
                                                      ANNUAL                                  ANNUAL
Six Months                         (3.25)                  -                -9.3                   -
One Year                          (23.50)             (23.50)              (28.7)              (28.7)
Two Years                         (16.48)              (8.61)              (24.4)              (13.0)
Since Inception (5)               (19.92)              (8.07)              (26.5)              (11.0)
----------------------------------------------------------------------------------------------------
Comparative Returns (2) (4)

                  OMEGA               JSE ALSI
 9/11/95            100.00              100.00
11/30/95             99.18               99.41
12/31/95            104.26              104.37
01/31/69            113.03              115.22
02/29/96            103.61              106.48
03/31/96            101.68              104.10
04/30/96             95.74               99.38
05/31/96             93.90               96.30
06/30/96             95.88               98.12
07/31/96             88.00               90.75
08/31/96             89.33               92.48
09/30/96             91.86               94.22
10/31/96             90.38               92.32
11/30/96             90.92               91.01
12/31/96             87.90               88.90
 1/31/97             90.19               91.58
 2/28/97             97.96              100.17
 3/31/97            100.73              100.92
 4/30/97            101.89              100.95
 5/31/97             98.98               99.17
 6/30/97            104.68              103.81
07/31/97            103.48              102.97
08/31/97             99.25               98.91
09/30/97             98.55               97.21
10/31/97             88.37               87.24
11/30/97             84.66               83.28
12/31/97             82.77               81.64
 1/31/98             85.90               85.15
 2/28/98             92.26               92.44
 3/31/98             98.14               97.01
 4/30/98            107.68              105.14
 5/31/98             97.92               95.89
 6/30/98             80.08               73.50


(1) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested at the net asset value on the ex-dividend date.

(2)  Assumes dividends and capital gain distributions, if any, were reinvested.

(3)  The benchmark for investment performance is the JSE Actuaries All Share
     Index.

(4) OMEGA South Africa Fund net asset value and JSE Actuaries All Share Index rebased to November 10, 1995 = 100, the launch date of the Fund.

(5)  The Fund commenced operations on November 10, 1995.

                               OMEGA SOUTH AFRICA FUND
                         STATEMENT OF ASSETS AND LIABILITIES

                                    JUNE 30, 1998
--------------------------------------------------------------------------------


ASSETS
  Investment in Trust, at value (Note B)                         $  15,178,220
  Receivable from investment adviser (Note C)                            6,895
                                                                 -------------
    TOTAL ASSETS                                                    15,185,115
                                                                 -------------

LIABILITIES
  Payable for Fund expenses                                             58,679
                                                                 -------------
    TOTAL LIABILITIES                                                   58,679
                                                                 -------------

NET ASSETS                                                       $  15,126,436
                                                                 -------------
                                                                 -------------


NET ASSETS CONSIST OF:
  Paid in capital                                                $  20,206,498
  Undistributed net investment income                                  195,410
  Accumulated net realized loss on investment                       (1,176,989)
  Net unrealized depreciation of investment                         (4,098,483)
                                                                 -------------

NET ASSETS                                                       $  15,126,436
                                                                 -------------
                                                                 -------------

SHARES OUTSTANDING                                                     202,391
                                                                 -------------
                                                                 -------------

NET ASSET VALUE PER SHARE                                             $  74.74
                                                                      --------
                                                                      --------

MAXIMUM OFFERING PRICE PER SHARE                                      $  75.00
                                                                      --------
                                                                      --------



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                               STATEMENT OF OPERATIONS

                               YEAR ENDED JUNE 30, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Investment income allocated from Trust                          $    365,642
  Expenses allocated from Trust                                       (108,308)
                                                                  ------------
     NET INVESTMENT INCOME FROM TRUST                                  257,334
                                                                  ------------
EXPENSES
  Administrative fee (Note C)                                           40,000
  Trustees' fees and expenses (Note C)                                  20,000
  Auditing fees                                                         20,000
  Shareholder servicing agent fee                                       20,000
  Printing expense                                                      20,000
  12b-1 fees (Note C)                                                    6,938
                                                                  ------------
    Total expenses                                                     126,938
  Deduct: Expenses reimbursed by investment adviser (Note C)           (92,500)
                                                                  ------------
    NET EXPENSES                                                        34,438
                                                                  ------------
    NET INVESTMENT INCOME                                              222,896
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Trust on:
    Investments                                                     (1,001,611)
    Foreign currency transactions                                      (28,026)
                                                                  ------------
  Net realized loss allocated from Trust                            (1,029,637)
  Net change in unrealized depreciation of investments
    allocated from Trust                                            (2,000,597)
                                                                  ------------
    NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM TRUST           (3,030,234)
                                                                  ------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (2,807,338)
                                                                  ------------
                                                                  ------------



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                          STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED          YEAR ENDED
                                                                 JUNE 30, 1998       JUNE 30, 1997
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income                                          $     222,896       $     120,535
  Net realized gain (loss) allocated from Trust                     (1,029,637)             46,475
  Net change in unrealized depreciation
    of investments allocated from Trust                             (2,000,597)           (230,634)
                                                                 -------------       -------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            (2,807,338)            (63,624)
                                                                 -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (181,692)           (225,561)
  Realized capital gains                                                    --             (73,828)
                                                                 -------------       -------------
    TOTAL DISTRIBUTIONS                                               (181,692)           (299,389)
                                                                 -------------       -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Proceeds from shares sold                                          9,518,833           2,940,269
  Payments for shares redeemed                                        (104,520)         (6,249,747)
  Distributions reinvested                                              22,783              77,634
                                                                 -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS                                               9,437,096          (3,231,844)
                                                                 -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS                              6,448,066          (3,594,857)

NET ASSETS
  Beginning of year                                                  8,678,370          12,273,227
                                                                 -------------       -------------
  End of year                                                    $  15,126,436       $   8,678,370
                                                                 -------------       -------------
                                                                 -------------       -------------

NUMBER OF SHARES OF BENEFICIAL INTEREST
  Sold                                                                 115,439              30,000
  Redeemed                                                              (1,052)            (71,602)
  Distributions reinvested                                                 298                 935
                                                                 -------------       -------------
    NET INCREASE (DECREASE) IN SHARES OUTSTANDING                      114,685             (40,667)
                                                                 -------------       -------------
                                                                 -------------       -------------



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                                 FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The per share amounts and ratios which are shown reflect income and expenses including OMEGA South Africa Fund's proportionate share of the Trust's income and expenses. It should be read in conjunction with the Trust's Financial Statements and Notes thereto.
--------------------------------------------------------------------------------

                                                                   Year Ended          Year Ended        Period Ended
                                                                 June 30, 1998       June 30, 1997     June 30, 1996(1)
                                                                 -------------       -------------     ---------------
PER SHARE DATA:
Net Asset Value, Beginning of Period                                $    98.95          $    95.61          $   100.00
Income From Investment Operations
   Net Investment Income                                                  1.40                2.27                0.88
   Net Realized and Unrealized Gains and
     Losses Allocated from Trust                                        (24.63)               5.61               (4.98)
                                                                    ----------          ----------          ----------
      Total From Investment Operations                                  (23.23)               7.88               (4.10)
                                                                    ----------          ----------          ----------
Less Distributions From:
   Net Investment Income                                                 (0.98)              (3.24)              (0.29)
   Realized Capital Gains                                                   --               (1.30)                 --
                                                                    ----------          ----------          ----------
      Total From Distributions                                           (0.98)              (4.54)              (0.29)
                                                                    ----------          ----------          ----------

Net Asset Value, End of Period                                      $    74.74          $    98.95          $    95.61
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------

TOTAL RETURN(4)                                                         (23.50)%              9.18%              (4.12)%
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------

RATIOS/SUPPLEMENTAL DATA:
   Ratio of  Operating Expenses to Average Net Assets (5)                 1.00%(3)            1.00%(3)            1.00%(2)(3)
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------

   Ratio of  Total Expenses to Average Net Assets                         1.03%               1.00%(3)            1.00%(2)(3)
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------

   Ratio of Net Investment Income to Average Net Assets                   1.60%(3)            1.58%(3)            1.46%(2)(3)
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------

   Net Assets, End of Period (in thousands)                         $   15,126          $    8,678          $   12,273
                                                                    ----------          ----------          ----------
                                                                    ----------          ----------          ----------


NOTES:
(1) For the period November 10, 1995 (commencement of operations) to June 30, 1996.
(2)  Annualized
(3) After reduction of expenses by the Adviser as described in Note C of Notes to Financial Statements. Had the Adviser not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been as follows: for the year ended June 30, 1998, 1.66% and 0.94%, respectively; for the year ended June 30, 1997, 2.77% and (0.19)%, respectively; and for the period from November 10, 1995 (Commencement of Operations) to June 30, 1996, 2.42% and 0.03%, respectively.
(4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested. Periods less than one year are not annualized.
(5)  Excluding interest expense.



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998


NOTE A -- ORGANIZATION

Old Mutual Equity Growth Assets South Africa Equity Fund ("OMEGA South Africa Fund") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995. The OMEGA South Africa Fund is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). OMEGA South Africa Fund offers shares of beneficial interest to United States investors. The OMEGA South Africa Fund seeks to achieve its investment objective by investing all of its net investable assets in Old Mutual South Africa Equity Trust (the "Trust"), a non-diversified open-end management investment company having the same investment objective and policies as the OMEGA South Africa Fund. The performance of the OMEGA South Africa Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the OMEGA South Africa Fund's financial statements.

The maximum sales load imposed on purchases of OMEGA South Africa Fund Shares (as a percentage of offering price) is 0.35%. A maximum redemption fee of 0.65% on redemption proceeds is charged by OMEGA South Africa Fund.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with generally accepted accounting principles. The following is a summary of significant accounting policies followed by OMEGA South Africa Fund in the preparation of its financial statements.

TRUST VALUATION: The value of OMEGA South Africa Fund's investment in the Trust reflects OMEGA South Africa Fund's proportionate interest in the net assets of the Trust (1.86% at June 30, 1998).

INVESTMENT VALUATION: Investments in the Trust are valued by the Trust as indicated in Note B of the Trust's financial statements.

FEDERAL INCOME TAXES: OMEGA South Africa Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, OMEGA South Africa Fund will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, OMEGA South Africa Fund will not be subject to a federal excise tax.

ALLOCATIONS: All net investment income and loss and realized and unrealized capital gains and losses of the Trust are allocated pro rata among the OMEGA South Africa Fund and other investors in the Trust on a daily basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: OMEGA South Africa Fund declares and distributes dividends from net investment income, if any, annually on or about the last day of December. OMEGA South Africa Fund's realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998
                                     (CONTINUED)


determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, the "mark to market" of certain passive foreign investment companies and differences in the timing of recognition of certain capital losses for financial reporting and tax purposes. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual") will reduce or rebate a portion of its advisory fee charged to the Trust as necessary so that ordinary operating expenses of OMEGA South Africa Fund, including the advisory fee allocated from the Trust, will not exceed 1.00%, per annum of OMEGA South Africa Fund's average daily net assets. This limitation does not apply to extraordinary expenses.

State Street Bank and Trust Company ("State Street") will either directly or through an affiliated entity provide certain administrative and accounting services to OMEGA South Africa Fund pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, OMEGA South Africa Fund pays compensation to State Street at the annual rate of $40,000.

OMEGA South Africa Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. OMEGA South Africa Fund will reimburse the Adviser for distribution costs at an annual rate not to exceed 0.05% of the average daily net assets of OMEGA South Africa Fund.

Trustees receive an annual fee of $5,000. OMEGA South Africa Fund pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.


NOTE D -- INVESTMENT TRANSACTIONS

Contributions and withdrawals in OMEGA South Africa Fund's investment in the Trust for the year ended June 30, 1998 amounted to $9,624,285 and $381,224, respectively.


NOTE E - SUBSEQUENT EVENT

On August 17, 1998, the Trustees voted to liquidate the OMEGA South Africa Fund effective September 30, 1998. The liquidation is subject to, and will be effected only after compliance with, applicable regulatory requirements.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of Old Mutual Equity Growth Assets South Africa Fund


We have audited the accompanying statement of assets and liabilities of Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period ended June 30, 1998, and the financial highlights for each of the years in the two year period ended June 30, 1998, and for the period from November 10, 1995 (commencement of operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of OMEGA South Africa Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Mutual Equity Growth Assets South Africa Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period ended June 30, 1998, and the financial highlights for each of the years in the two year period ended June 30, 1998 and for the period from November 10, 1995 to June 30, 1996, in conformity with generally accepted accounting principles.




KPMG PEAT MARWICK LLP


Boston, Massachusetts
July 24, 1998, except as to Note E, which is as of August 17, 1998

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                                    ("THE TRUST")
                                 FINANCIAL STATEMENTS
                                    JUNE 30, 1998

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               SCHEDULE OF INVESTMENTS
                                    JUNE 30, 1998


--------------------------------------------------------------------------------
     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--100.2%
BANKS--19.3%
   4,678,000    ABSA Group Ltd                                   $  29,411,385
     585,000    Investec Group Ltd                                  22,863,211
     300,000    Investec Holdings Ltd                               11,775,701
   3,265,809    Nedcor Ltd                                          70,477,102
   5,500,000    Standard Bank Investment
                  Corp Ltd                                          23,644,860
                                                                 -------------
                                                                   158,172,259
                                                                 -------------

BEVERAGES, HOTELS & LEISURE--4.8%
   1,462,556    Johnnies Industrial Corp Ltd                        12,624,952
   1,425,724    Kersaf Investments Ltd                               6,541,130
     332,500    Tempora Investments Ltd                              1,468,989
     922,161    The South African Breweries Ltd                     19,117,017
                                                                 -------------
                                                                    39,752,088
                                                                 -------------

CHEMICALS, OILS & PLASTICS--2.2%
     326,500    AECI Ltd                                             1,320,425
   1,452,300    Engen Ltd                                            4,047,191
   6,073,600    Enviroserv Holdings Ltd                              1,186,855
   1,925,538    Sasol Ltd                                           11,239,121
                                                                 -------------
                                                                    17,793,592
                                                                 -------------

COAL--1.4%
     231,546    Anglo American Coal Corp Ltd                        10,812,038
     312,200    Ingwe Coal Corp Ltd                                    901,852
                                                                 -------------
                                                                    11,713,890
                                                                 -------------

DIAMONDS--3.1%
     709,821    Anglo American Investment
                  Trust Ltd                                         11,880,607
     750,000    De Beers Consolidated Mines Ltd                     13,279,524
                                                                 -------------
                                                                    25,160,131
                                                                 -------------

ELECTRONICS & ELECTRICAL--11.2%
   2,926,300    Datatec Ltd                                         54,697,196
   2,012,000    Dimension Data Holdings Ltd                         10,940,357
   2,839,088    Persetel Q Data Holdings Ltd                        25,568,677
                                                                 -------------
                                                                    91,206,230
                                                                 -------------

ENGINEERING--0.3%
      88,084    African Oxygen Ltd                                     149,675
   1,300,000    Hudaco Industries Ltd                                2,142,736
                                                                 -------------
                                                                     2,292,411
                                                                 -------------

FINANCIAL SERVICES--8.3%
   1,362,150    Coronation Holdings 'N' Ltd                      $  20,600,060
  13,246,463    Firstrand  Ltd                                      20,483,061
   2,064,234    Genbel Securities Ltd                               25,535,469
     473,992    Real Africa Durolink
                  Holdings Ltd *                                       885,966
                                                                 -------------
                                                                    67,504,556
                                                                 -------------

FOOD--0.6%
     354,200    CG Smith Foods Ltd                                   3,460,748
   4,925,700    Irvin & Johnson Ltd                                  1,464,736
                                                                 -------------
                                                                     4,925,484
                                                                 -------------

FURNITURE & HOUSEHOLD--1.0%
   1,259,292    JD Group Ltd                                         8,537,936
                                                                 -------------

INDUSTRIAL HOLDING--11.7%
   4,835,000    Anglovaal Industries 'N' Ltd                         5,340,272
   4,644,936    Bidvest Group Ltd                                   35,715,098
   4,000,000    CG Smith Ltd                                        11,079,015
   3,654,100    Murray & Roberts Holdings Ltd                        3,787,597
     270,216    Plate Glass & Shatterprufe
                  Industries Ltd                                     2,617,215
   4,300,000    Rembrandt Group Ltd                                 27,034,834
  13,274,900    Safmarine & Rennies Holdings Ltd                    10,150,731
                                                                 -------------
                                                                    95,724,762
                                                                 -------------

INSURANCE--9.3%
   2,131,800    Fedsure Holdings Ltd                                26,081,495
     908,649    Liberty Life Association of
                  Africa Ltd                                        17,848,738
  16,286,600    New Africa Investments Ltd                          17,573,477
   3,961,037    Real Africa Investments Ltd *                       14,874,922
                                                                 -------------
                                                                    76,378,632
                                                                 -------------

MANGANESE--0.2%
      44,000    Associated Ore & Metal Corp Ltd                      1,345,794
                                                                 -------------


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               SCHEDULE OF INVESTMENTS
                                    JUNE 30, 1998
                                     -CONTINUED-


--------------------------------------------------------------------------------
     NUMBER                                                             MARKET
   OF SHARES                                                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--CONTINUED
MEDIA--5.5%
     524,500    Independent Newspapers
                  Holdings Ltd                                   $   1,724,567
   3,791,800    M Web Holdings Ltd                                  13,659,500
     952,000    Omni Media Corp Ltd                                 16,176,721
   1,952,119    Primedia Ltd                                        13,600,149
                                                                 -------------
                                                                    45,160,937
                                                                 -------------

MINING HOUSES--8.5%
   1,358,200    Anglo American Corp of SA Ltd                       46,158,029
     557,200    Anglovaal Ltd                                        3,711,511
   5,000,000    Billiton PLC                                         9,940,527
   1,680,000    Gencor Ltd                                           2,612,064
     585,200    Gold Fields of SA Ltd                                6,761,869
                                                                 -------------
                                                                    69,184,000
                                                                 -------------

PAPER & PACKAGING--0.5%
   1,094,386    Sappi Ltd                                            4,137,653
                                                                 -------------

PLATINUM--1.7%
   1,276,154    Anglo American Platinum Corp Ltd                    13,986,735
                                                                 -------------

STEEL & ALLIED--0.5%
  20,678,398    Iscor Ltd                                            3,935,396
                                                                 -------------

STORES--4.1%
   9,958,867    Metro Cash and Carry Ltd                             6,379,767
   7,303,487    Speciality Stores 'N' Ltd                            5,870,092
   3,795,297    Truworths International Ltd *                        2,579,641
   8,623,406    Wooltru 'N' Ltd                                     11,136,429
  10,051,352    Woolworths Holdings Ltd                              7,515,030
                                                                 -------------
                                                                    33,480,959
                                                                 -------------

TRANSPORTATION--6.0%
   1,698,142    Imperial Holdings Ltd                            $  16,736,149
   2,546,327    Mobile Industries 'N' Ltd                              605,753
   3,799,000    Super Group Ltd                                     11,167,833
   1,405,385    Tiger Wheels Ltd                                     8,358,280
   3,686,925    Trencor Ltd                                         12,216,659
                                                                 -------------
                                                                    49,084,674
                                                                 -------------

Total Common Stocks
     (Cost $995,784,447)                                           819,478,119
                                                                 -------------

TIME DEPOSIT--0.1%
     517,000    State Street Cayman Islands
                5.375%, 07/07/98
                (Cost $517,000)                                        517,000
                                                                 -------------



--------------------------------------------------------------------------------
    MATURITY                                                         AMORTIZED
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--5.9%
  48,299,000    State Street Bank and
                Trust Company 5.650%, dated
                06/30/98, due 07/01/98
                 (collateralized by a U.S.
                Treasury Bond, 7.250%,
                05/15/16) (Cost $48,299,000)                        48,299,000
                                                                 -------------

Total Investments--106.2%
     (Cost $1,044,600,447)                                       $ 868,294,119
Net Other Assets--(6.2)%                                           (50,945,015)
                                                                 -------------

Total Net Assets--100%                                           $ 817,349,104
                                                                 -------------
                                                                 -------------


NOTE TO SCHEDULE OF INVESTMENTS

*  Non-income producing security.


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                         STATEMENT OF ASSETS AND LIABILITIES

                                    JUNE 30, 1998
--------------------------------------------------------------------------------


ASSETS
  Investments in securities, at value (Note B)
    (Cost of investments - $1,044,600,447)                       $ 868,294,119
  Cash (including foreign currency, at value)                        4,185,597
  Receivable for investments sold                                    1,469,920
  Deferred organization expenses (Note B)                              692,440
  Dividends and interest receivable                                  3,832,882
  Other assets                                                          17,518
                                                                 -------------
    TOTAL ASSETS                                                   878,492,476
                                                                 -------------

LIABILITIES
  Payable for investments purchased                                  2,286,987
  Collateral payable for securities loaned                          48,299,000
  Payable to adviser (Note C)                                          469,156
  Loans Payable (Note B)                                             9,900,000
  Accrued expenses                                                     188,229
                                                                 -------------
    TOTAL LIABILITIES                                               61,143,372
                                                                 -------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS         $ 817,349,104
                                                                 -------------
                                                                 -------------


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                               STATEMENT OF OPERATIONS

                               YEAR ENDED JUNE 30, 1998
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend income                                                $  21,834,105
  Interest income                                                    2,745,004
  Investment lending income                                            510,583
                                                                 -------------
    TOTAL INCOME                                                    25,089,692
                                                                 -------------

EXPENSES
  Investment advisory fee (Note C)                                   5,805,025
  Administration Fee (Note C)                                          377,957
  Custodian fees                                                       300,253
  Amortization of Deferred organization expenses (Note B)              293,200
  Interest expense on loans (Note B)                                   221,753
  Legal fees                                                           200,000
  Trustees Fees and expenses (Note C)                                  160,000
  Auditing fees                                                         52,000
  Miscellaneous expenses                                                64,337
                                                                 -------------
    TOTAL EXPENSES                                                   7,474,525
                                                                 -------------
    NET INVESTMENT INCOME                                           17,615,167
                                                                 -------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on:
    Investments                                                    (54,440,006)
    Foreign currency transactions                                   (2,342,808)
                                                                 -------------
  Net realized loss                                                (56,782,814)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                   (209,719,719)
    Foreign currency transactions                                      (39,752)
                                                                 -------------
  Net change in unrealized appreciation (depreciation)            (209,759,471)
                                                                 -------------
    NET REALIZED AND UNREALIZED LOSS                              (266,542,285)
                                                                 -------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(248,927,118)
                                                                 -------------
                                                                 -------------


See Notes to Financial Statements.

                         OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                          STATEMENT OF CHANGES IN NET ASSETS


                                                                   YEAR ENDED          YEAR ENDED
                                                                 JUNE 30, 1998       JUNE 30, 1997
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income                                         $   17,615,167      $   17,624,887
  Net realized gain (loss) on investments and
    foreign currency transactions                                  (56,782,814)          1,648,338
  Net change in unrealized appreciation (depreciation)
    of investments and foreign currency transactions              (209,759,471)         72,855,815
                                                                --------------      --------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                             (248,927,118)         92,129,040
                                                                --------------      --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                                     56,721,247          63,862,347
  Withdrawals                                                      (67,151,107)        (68,137,648)
                                                                --------------      --------------

    NET DECREASE IN NET ASSETS RESULTING FROM
      TRANSACTIONS IN INVESTORS` BENEFICIAL INTERESTS              (10,429,860)         (4,275,301)
                                                                --------------      --------------
    NET INCREASE (DECREASE) IN NET ASSETS                         (259,356,978)         87,853,739

NET ASSETS
  Beginning of year                                              1,076,706,082         988,852,343
                                                                --------------      --------------
  End of year                                                   $  817,349,104      $1,076,706,082
                                                                --------------      --------------
                                                                 -------------      --------------


                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 1998       JUNE 30, 1997     JUNE 30, 1996(1)
                                             -------------       -------------     ---------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense                0.75%               0.77%               0.82%(2)
                                                    ------              ------              ------
                                                    ------              ------              ------
  Net investment income                               1.82%               1.82%               1.34%(2)
                                                    ------              ------              ------
                                                    ------              ------              ------
  Portfolio turnover rate                            40.24%               9.88%               4.43%(3)
                                                    ------              ------              ------
                                                    ------              ------              ------


NOTES:
(1)  For the period November 3, 1995 (commencement of operations) to June 30,
     1996.
(2)  Annualized
(3)  Not Annualized


See Notes to Financial Statements.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998


NOTE A -- ORGANIZATION

Old Mutual South Africa Equity Trust (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995 and has its principal place of business in Bermuda. The Trust is registered as a non-diversified open-end management investment company under the United States Investment Company Act of 1940, as amended (the "Act").

The investment objective of the Trust is to seek long-term total return in excess of the Johannesburg Stock Exchange ("JSE") Actuaries All Share Index from investment in equity securities of South African issuers.

Beneficial interest in the Trust is issued to Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") and Old Mutual South Africa Growth Assets Fund Limited ("Old Mutual SAGA Fund"). OMEGA South Africa Fund is a Massachusetts business trust organized pursuant to a Declaration of Trust dated as of September 1, 1995. Old Mutual SAGA Fund was incorporated as a company under the laws of Bermuda as of September 7, 1995. The shares of Old Mutual SAGA Fund are listed on the Official List of the Irish Stock Exchange.

Old Mutual Fund Holdings (Bermuda) Limited, a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual"), holds 89.05% of the beneficial interest in the Trust as of June 30, 1998. It is expected that all of the investable assets of OMEGA South Africa Fund and Old Mutual SAGA Fund will be invested in the Trust. The Trust will apply amounts so invested to redeem a portion of the beneficial interest of Old Mutual Fund Holdings (Bermuda) Limited in the Trust.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with United States generally accepted accounting principles. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION: Securities are valued each day on which the New York Stock Exchange is open for trading (a "Business Day") as of 10:00 a.m. Eastern Time which is after the close of business for the Johannesburg Stock Exchange ("JSE") for that day. JSE listed securities will generally be valued based on the current JSE ruling price which is generally the last sale price. If the securities did not trade on the JSE on the date of valuation, they may be valued on a different basis believed by the trustees of the Trust to reflect their fair value.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998
                                     -CONTINUED-


REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral, may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded on trade date. Dividend income on foreign securities is recorded on the ex-dividend date or when the Trust becomes aware of its declaration. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities denominated in foreign currencies, mainly South African Rand, are translated into U.S. dollars using the exchange rate prevailing as of the time of valuation. Purchases and sales of securities and income and expenses are translated into U.S. dollar amounts on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes net realized currency gains and losses recognized between accrual and payment dates. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. The Trust intends to conduct its operations so that the OMEGA South Africa Fund can qualify as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended. The Trust will be treated as a partnership for federal income tax purposes and is therefore not subject to federal income tax.

ORGANIZATION EXPENSES: Expenses incurred by the Trust in connection with its organization are being amortized on a straight-line basis over a period of five years. The trustees consider U.S. $100,000 of the $4,750,100 in cash invested as of November 3, 1995 to be the minimum required capital under the Act (the "Initial Investment"). The amount paid by the Trust on any redemption of beneficial interests from the Initial Investment will be reduced by the pro rata portion of any unamortized organizational expenses of the Trust. Such pro rata portion is to be determined by multiplying the unamortized expenses with the ratio of the amount redeemed divided by the amount of the book capital account of the beneficial interest attributable to the Initial Investment at the time of redemption.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998
                                     -CONTINUED-


LOANS OF INVESTMENT SECURITIES: The Trust may lend its investment securities while it continues to earn dividends on such investments loaned. In connection with the lending of investment securities, the Trust receives U.S. Treasury Securities or cash as collateral in an amount at least equal to 105% of the market value of the investments loaned. Additional collateral is requested from the borrower if the value falls below 105%. For the year ended June 30, 1998, the market value of investments loaned and the amount of U.S. Treasury Securities received as collateral with respect to such transactions was $55,472,877 and $64,360,778, respectively. The Trust also loaned securities having a value of $45,241,848 and received $48,299,000 in cash as collateral for the loans. Cash collateral received is invested in a State Street repurchase agreement.

LINE OF CREDIT: The Trust participates in an uncommitted line of credit provided by Robert Fleming & Company Ltd. under a line of credit agreement dated March 20, 1998 ( the "Agreement"). Advances under the Agreement are taken primarily to fund the mismatch in settlements resulting from the purchase and sale of investments by the Master Trust. Under the Agreement, the Fund may borrow up to the lesser of $50 million or 5% of its net assets. Interest on borrowings is payable at the aggregate of LIBOR (or best South African equivalent rate) and a margin of 0.3% on an annualized basis. During the year ended June 30, 1998, the maximum amount and average amount of loans outstanding were US$25,643,104 and US$8,796,680, respectively. The Trust incurred interest expense in the amount of $221,753. The weighted average interest rate was 5.97% on U.S. dollar loans and 20.63% on South Africa rand loans.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES

The Trust has entered into an investment advisory agreement dated as of October 23, 1995 with Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of Old Mutual to provide investment management services. The Adviser receives for its services monthly compensation at the rate of 0.60% of average daily net assets of the Trust. The continuance of the agreement is specifically approved annually by the Trustees. The agreement can be terminated at any time by written notice of not more than 60 days nor less than 30 days.

                        OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998
                                     -CONTINUED-


The Adviser will reduce or rebate a portion of its advisory fee as necessary so that ordinary operating expenses of each of the OMEGA South Africa Fund and Old Mutual SAGA Fund, including the advisory fee, will not exceed 1.00%, per annum of each Fund's average daily net assets. This limitation does not apply to extraordinary expenses, placement fees and brokerage expenses.

State Street Cayman Trust Company, Ltd. ("State Street"), will either directly or through an affiliated entity provide certain administrative and accounting services to the Trust pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, the Trust pays compensation to State Street at the annual rate of 0.05% of the first $500 million of the Trust's average daily net assets, 0.025% of the next $500 million of the Trust's average daily net assets and 0.01% of the Trust's average daily net assets in excess of $1 billion.

Trustees not resident in Bermuda receive an annual fee of $20,000. Trustees resident in Bermuda receive an annual fee of $10,000. The Audit Committee chairman receives an additional annual fee of $5,000. The Trust pays no compensation to its Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.

During the year ended June 30, 1998, the Trust purchased 3,297,449 shares of Datatec Ltd. for US$17,782,791 from Old Mutual Global Assets Fund Limited, which is also managed by the Adviser. The transaction did not include commissions. On the date of purchase the market value of the Datatec Ltd. shares was US$71,830,388.


NOTE D -- INVESTMENT TRANSACTIONS

For the year ended June 30, 1998, there were purchase and sale transactions (excluding short-term securities) of $407,482,253 and $379,917,766, respectively. The aggregate cost of Trust investments was substantially the same for book and Federal income tax purposes at June 30, 1998. Gross unrealized appreciation of investments was $130,383,777 and gross unrealized depreciation of investments was $306,690,105 resulting in net unrealized depreciation of investments of $176,306,328.

INDEPENDENT AUDITORS REPORT


To the Board of Trustees and the Owners of Beneficial Interest of Old Mutual South Africa Equity Trust


We have audited the accompanying statement of assets and liabilities of the Old Mutual South Africa Equity Trust ("the Trust") including the schedule of investments as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period ended June 30, 1998, and the financial highlights for each of the years in the two year period ended June 30, 1998 and the period from commencement of operations on November 3, 1995 to June 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Mutual South Africa Equity Trust as of June 30, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two year period ended June 30, 1998, and the financial highlights for each of the years in the two year period ended June 30, 1998 and for the period from November 3, 1995 to June 30, 1996, in conformity with United States generally accepted accounting principles.





KPMG PEAT MARWICK

Hamilton, Bermuda
July 24, 1998

TRUSTEES
--------

Michael John Levett
 PRESIDENT

William Langley
 TREASURER

William Lester Boyan

Thomas Haskins Davis

Michel John Drew

Kenneth Rigby Williams


INVESTMENT MANAGER
------------------

Old Mutual Asset Managers (Bermuda) Limited
Washington Mall, Phase II, 4th Floor
22 Church Street, Hamilton HM11, Bermuda

ADMINISTRATOR
-------------

FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

FOR THE MASTER TRUST:
State Street Cayman Trust Company, Ltd.
P.O. Box 2508
Elizabeth Square, George Town
Grand Cayman, British West Indies


TRANSFER AGENT
--------------

FOR THE OMEGA SOUTH AFRICA FUND:
State Street Cayman Trust Company, Ltd.
P.O. Box 2508
Elizabeth Square, George Town
Grand Cayman, British West Indies

CUSTODIAN
---------

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
--------

FOR THE OMEGA SOUTH AFRICA FUND:
KPMG Peat Marwick LLP
99 High Street, Boston, MA 02110

FOR THE MASTER TRUST:
KPMG Peat Marwick
Vallis Building, Hamilton HM11, Bermuda


LEGAL COUNSEL
-------------

IN THE UNITED KINGDOM:
Norton Rose
Kempson House, Camomile Street
London EC3A 7AN

IN THE UNITED STATES:
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

IN BERMUDA:
Conyers Dill & Pearman
Clarendon House, Church Street, Hamilton, Bermuda

                                              OMEGA
                                           SOUTH AFRICA




                                           OLD MUTUAL

                                         EQUITY GROWTH

                                          ASSETS SOUTH

                                          AFRICA FUND








[LOGO]                                              ANNUAL REPORT
                                                    JUNE 30, 1998